Property and equipment, net - Additional Information (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Asset Pledged as Collateral [Member]
Property, Plant and Equipment [Line Items]
Net book amount of building pledged as collateral	¥ 90,174,334	¥ 92,163,514